SHARE-BASED PAYMENTS - Narrative (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 31, 2024 CAD ($) category $ / shares shares	Mar. 31, 2023 CAD ($) $ / shares shares	Aug. 31, 2023 instrument
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments reserved for issuance in share-based arrangement (in instruments) | instrument			10,000,000
Number of categories | category	2
Expense from share-based payment transactions with employees | $	$ 34.5	$ 28.5
Weighted average market share price for stock options (in dollars per share) | $ / shares	$ 30.33	$ 31.95
Shares vested and outstanding, granted under previous plans (in shares) | shares	833,090	850,392
Number of trading days (in days)	20 days
Cash-settled award vesting period (in years)	3 years
Discontinued operations
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees | $	$ 2.8	$ 0.8
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercisable options (in years)	4 years
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercisable options (in years)	7 years
Stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of stock options (in dollars per share) | $ / shares	$ 10.12	$ 10.85
Cash-settled PSU | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled share-based payment arrangement factor percentage (in percent)	0.00%
Cash-settled PSU | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled share-based payment arrangement factor percentage (in percent)	200.00%
Stock purchase plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employer matching contribution, matching, percentage	50.00%
Employer matching contribution, percent of employees' gross pay (in percent)	3.00%
Equity-settled RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled award vesting period (in years)	3 years
Equity-settled PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled award vesting period (in years)	3 years
Equity-settled PSU | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share-based payment arrangement factor percentage (in percent)	0.00%
Equity-settled PSU | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share-based payment arrangement factor percentage (in percent)	200.00%
Cash-settled DSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of days prior to date of incentive becoming payable (in days)	5 days